UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21708

Dow 30SM Premium & Dividend Income Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments 333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Dow 30sm Premium & Dividend Income Fund Inc. (DPD)
September 30, 2012

Shares	Description (1)	Value
	Common Stocks – 99.9%
	Aerospace & Defense – 8.4%
102,000	Boeing Company	$ 7,101,240
102,000	United Technologies Corporation	7,985,580
	Total Aerospace & Defense	15,086,820
	Beverages – 2.2%
102,000	Coca-Cola Company	3,868,860
	Chemicals – 2.9%
102,000	E.I. Du Pont de Nemours and Company	5,127,540
	Communications Equipment – 1.1%
102,000	Cisco Systems, Inc.	1,947,180
	Computers & Peripherals – 1.0%
102,000	Hewlett-Packard Company	1,740,120
	Consumer Finance – 3.2%
102,000	American Express Company	5,799,720
	Diversified Financial Services – 2.8%
102,000	Bank of America Corporation	900,660
102,000	JPMorgan Chase & Co.	4,128,960
	Total Diversified Financial Services	5,029,620
	Diversified Telecommunication Services – 4.8%
102,000	AT&T Inc.	3,845,400
102,000	Verizon Communications Inc.	4,648,140
	Total Diversified Telecommunication Services	8,493,540
	Food & Staples Retailing – 4.2%
102,000	Wal-Mart Stores, Inc.	7,527,600
	Health Care Providers & Services – 3.2%
102,000	UnitedHealth Group Incorporated	5,651,820
	Hotels, Restaurants & Leisure – 5.2%
102,000	McDonald’s Corporation	9,358,500
	Household Products – 4.0%
102,000	Procter & Gamble Company	7,074,720
	Industrial Conglomerates – 6.6%
102,000	3M Co.	9,426,840
102,000	General Electric Company	2,316,420
	Total Industrial Conglomerates	11,743,260
	Insurance – 3.9%
102,000	Travelers Companies, Inc.	6,962,520
	IT Services – 11.8%
102,000	International Business Machines Corporation (IBM)	21,159,900
	Machinery – 4.9%
102,000	Caterpillar Inc.	8,776,080
	Media – 3.0%
102,000	Walt Disney Company	5,332,560
	Metals & Mining – 0.5%
102,000	Alcoa Inc.	902,700
	Oil, Gas & Consumable Fuels – 11.9%
102,000	Chevron Corporation	11,889,120
102,000	Exxon Mobil Corporation	9,327,900
	Total Oil, Gas, & Consumable Fuels	21,217,020
	Pharmaceuticals – 7.9%
102,000	Johnson & Johnson	7,028,820
102,000	Merck & Company Inc.	4,600,200
102,000	Pfizer Inc.	2,534,700
	Total Pharmaceuticals	14,163,720
	Semiconductors & Equipment – 1.3%
102,000	Intel Corporation	2,313,360
	Software – 1.7%
102,000	Microsoft Corporation	3,037,560
	Specialty Retail – 3.4%
102,000	Home Depot, Inc.	6,157,740
	Total Common Stocks (cost $130,781,796)	178,472,460

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 2.3% Repurchase Agreements – 1.2%
$ 2,930	Repurchase Agreement with State Street Bank, dated 9/28/12, repurchase price $2,159,534, collateralized by $2,120,000 U.S. Treasury Notes, 1.500%, due 8/31/18, value $2,207,450	0.010%	10/01/12	$ 2,159,532
	U.S. Government and Agency Obligations – 1.1%
2,000	U.S. Treasury Bills, (2)	0.000%	2/21/13	1,999,106
	Total Short-Term Investments (cost $4,159,127) – 1.2%			4,158,638
	Total Investments (cost $134,940,923) – 102.2%			182,631,098
	Other Assets Less Liabilities – (2.2)% (3)			(3,918,946)
	Net Assets – 100%			$178,712,152

Investments in Derivatives at September 30, 2012

Call Options Written Outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value (3)
(100)	3M Co.	$ (933,900)	10/20/12	$ 93.3900	$ (6,155)
(460)	3M Co.	(4,277,696)	10/20/12	92.9934	(44,714)
(100)	Alcoa Inc.	(93,200)	10/20/12	9.3200	(554)
(460)	Alcoa Inc.	(418,839)	10/20/12	9.1052	(8,979)
(100)	American Express Company	(592,500)	10/20/12	59.2500	(1,229)
(460)	American Express Company	(2,706,819)	10/20/12	58.8439	(21,096)
(100)	AT&T Inc.	(385,400)	10/20/12	38.5400	(337)
(460)	AT&T Inc.	(1,749,840)	10/20/12	38.0400	(3,546)
(100)	Bank of America Corporation	(88,374)	10/20/12	8.8374	(2,442)
(460)	Bank of America Corporation	(422,648)	10/20/12	9.1880	(9,752)
(100)	Boeing Company	(732,100)	10/20/12	73.2100	(493)
(460)	Boeing Company	(3,287,206)	10/20/12	71.4610	(30,038)
(100)	Caterpillar Inc.	(897,100)	10/20/12	89.7100	(4,108)
(460)	Caterpillar Inc.	(4,122,520)	10/20/12	89.6200	(44,533)
(100)	Chevron Corporation	(1,173,800)	10/20/12	117.3800	(9,735)
(460)	Chevron Corporation	(5,540,617)	10/20/12	120.4482	(22,876)
(100)	Cisco Systems Inc.	(197,100)	10/20/12	19.7100	(757)
(460)	Cisco Systems Inc.	(895,620)	10/20/12	19.4700	(5,001)
(100)	Coca-Cola Company	(387,898)	10/20/12	38.7898	(1,791)
(460)	Coca-Cola Company	(1,772,380)	10/20/12	38.5300	(15,286)
(100)	E.I. Du Pont de Nemours and Company	(521,500)	10/20/12	52.1500	(975)
(460)	E.I. Du Pont de Nemours and Company	(2,390,160)	10/20/12	51.9600	(15,579)
(100)	Exxon Mobil Corporation	(921,600)	10/20/12	92.1600	(5,956)
(460)	Exxon Mobil Corporation	(4,137,700)	10/20/12	89.9500	(85,789)
(100)	General Electric Company	(221,200)	10/20/12	22.1200	(7,224)
(460)	General Electric Company	(1,057,048)	10/20/12	22.9793	(16,006)
(100)	Hewlett-Packard Company	(179,500)	10/20/12	17.9500	(1,212)
(460)	Hewlett-Packard Company	(842,214)	10/20/12	18.3090	(5,140)
(100)	Home Depot, Inc.	(590,190)	10/20/12	59.0190	(16,213)
(460)	Home Depot, Inc.	(2,829,460)	10/20/12	61.5100	(27,693)
(100)	Intel Corporation	(239,578)	10/20/12	23.9578	(495)
(460)	Intel Corporation	(1,095,113)	10/20/12	23.8068	(5,048)
(100)	International Business Machines Corporation (IBM)	(2,069,800)	10/20/12	206.9800	(31,558)
(460)	International Business Machines Corporation (IBM)	(9,537,640)	10/20/12	207.3400	(159,432)
(100)	Johnson & Johnson	(702,300)	10/20/12	70.2300	(1,143)
(460)	Johnson & Johnson	(3,199,760)	10/20/12	69.5600	(16,213)
(100)	JPMorgan Chase & Co.	(399,228)	10/20/12	39.9228	(8,895)
(460)	JPMorgan Chase & Co.	(1,858,032)	10/20/12	40.3920	(35,053)
(100)	McDonald’s Corporation	(940,400)	10/20/12	94.0400	(1,905)
(460)	McDonald’s Corporation	(4,278,920)	10/20/12	93.0200	(25,496)
(100)	Merck & Company Inc.	(455,900)	10/20/12	45.5900	(2,209)
(460)	Merck & Company Inc.	(2,079,964)	10/20/12	45.2166	(20,741)
(100)	Microsoft Corporation	(316,300)	10/20/12	31.6300	(304)
(460)	Microsoft Corporation	(1,439,878)	10/20/12	31.3017	(1,781)
(100)	Pfizer Inc.	(248,200)	10/20/12	24.8200	(2,573)
(460)	Pfizer Inc.	(1,133,330)	10/20/12	24.6376	(16,421)
(100)	Procter & Gamble Company	(705,700)	10/20/12	70.5700	(1,596)
(460)	Procter & Gamble Company	(3,188,260)	10/20/12	69.3100	(25,818)
(100)	Travelers Companies, Inc.	(672,700)	10/20/12	67.2700	(15,010)
(460)	Travelers Companies, Inc.	(3,057,431)	10/20/12	66.4659	(94,262)
(100)	United Technologies Corporation	(809,683)	10/20/12	80.9683	(2,259)
(460)	United Technologies Corporation	(3,697,061)	10/20/12	80.3709	(13,014)
(100)	Verizon Communications Inc.	(453,800)	10/20/12	45.3800	(4,041)
(460)	Verizon Communications Inc.	(2,075,244)	10/20/12	45.1140	(22,467)
(100)	Wal-Mart Stores, Inc.	(757,200)	10/20/12	75.7200	(646)
(460)	Wal-Mart Stores, Inc.	(3,484,799)	10/20/12	75.7565	(1,991)
(100)	Walt Disney Company	(530,700)	10/20/12	53.0700	(2,305)
(460)	Walt Disney Company	(2,489,520)	10/20/12	54.1200	(10,198)
(16,240)	Total Call Options (premiums received $817,516)	$(96,282,570)			$(938,083)

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$ 178,472,460	$ —	$ —	$ 178,472,460
Short-Term Investments:
Repurchase Agreement	—	2,159,532	—	2,159,532
U.S. Treasury Bills	—	1,999,106	—	1,999,106
Derivatives:
Call Options Written	—	(938,083)	—	(938,083)
Total	$ 178,472,460	$ 3,220,555	$ —	$ 181,693,015

* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at Value	$ (938,083)

* Value represents cumulative gross unrealized appreciation (depreciation) of interest rate swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $134,940,670.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation				$55,594,946
Depreciation				(7,904,518)

Net unrealized appreciation (depreciation) of investments				$47,690,428

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Fund management.  This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All Percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or portion of investment, has been pledged as collateral for call options written.
(3)	Other Assets Less Liabilities includes the Value of derivatie instruments as listed within Investments in Derivatives at September 30, 2012.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dow 30SM Premium & Dividend Income Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012